INTANGIBLE ASSETS, NET - Acquired intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INTANGIBLE ASSETS, NET
Total intangible assets		¥ 35,202	¥ 18,352
Less: amortization		(14,023)	(8,403)
Net book value		21,179	9,949
Amortization expenses	$ 819	5,619	3,678	¥ 3,187
Supplier relationship
INTANGIBLE ASSETS, NET
Total intangible assets		18,200	9,400
Software copyright
INTANGIBLE ASSETS, NET
Total intangible assets		7,000	3,000
Others
INTANGIBLE ASSETS, NET
Total intangible assets		¥ 10,002	¥ 5,952